Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease
Schedule of operating lease balances

As of December 31,2022
RMB
Operating lease right-of-use assets	2,207
Operating lease liabilities	2,035

Schedule of components of lease expense

As of December 31,2022
RMB
Operating lease cost	714
Short-term lease cost	7,821
Total	8,535

Schedule of present value of operating lease payments

As of December 31, 2022
RMB
2023	1,295
2024	804
Total undiscounted operating lease payments	2,099
Less: imputed interest	(64)
Present value of operating lease liabilities	2,035